UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04379

Plan Investment Fund, Inc.

(Exact name of registrant as specified in charter)

2 Mid America Plaza

Suite 200

Oakbrook Terrace, Illinois 60181

(Address of principal executive offices)(Zip code)

Dale E. Palka, President

2 Mid America Plaza

Oakbrook Terrace, Illinois 60181

(Name and address of agent for service)

COPY TO:

Robert F. Weber, Esq.

Seyfarth Shaw LLP

131 S. Dearborn Street

Suite 2400

Chicago, Illinois 60603

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2013

ADMINISTRATOR

BCS Financial Services Corporation

2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(800) 621-9215

August 28, 2013

Dear Investors:

On behalf of the Board of Trustees I am pleased to submit the 2013 Semi-Annual Report for Plan Investment Fund, Inc. We sincerely appreciate your ongoing support and we will continue to work diligently to maintain your trust and confidence.

As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.

Sincerely,

Dale E. Palka

President and Chief Executive Officer

Past performance is not a guarantee of future results. The investment return and the principal value of an investment in Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio will fluctuate so that an investor’s participation certificates, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data contained in this report. Current month end data is available at www.pif.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Portfolios contain this and other information about the Portfolios and should be read before investing. The prospectuses may be obtained by downloading them from the Fund’s website (www.pif.com) or by calling (866) 689-4856.

Government/REPO Portfolio (Unaudited) Schedule of Investments June 30, 2013

				Amortized
Par Value		Interest Rate	Maturity	Cost
REPURCHASE AGREEMENTS – 100.0%
$24,000,000	Deutsche Bank Securities, Inc. To be repurchased at $24,000,500 (collateralized by $542,679,384 par amount of Federal Home Loan Mortgage Corp. Participating Certificates and Government National Mortgage Single Family Loan Pools, 0.00% to 6.00%; due 06/01/2032 to 05/15/2043; Total Fair Value $25,656,015)	0.25%	07/01/13	$24,000,000
22,000,000	Goldman Sachs & Co. To be repurchased at $22,000,238 (collateralized by $25,727,785 par amount of Federal National Mortgage Backed Securities, 4.00% to 4.50%; due 07/01/2041 to 02/01/2042; Total Fair Value $22,660,000)	0.13%	07/01/13	22,000,000
30,000,000	HSBC Securities (USA), Inc. To be repurchased at $30,000,375 (collateralized by $32,625,969 par amount of Federal National Mortgage Backed Security, 3.50%; due 07/01/2042; Total Fair Value $31,240,961)	0.15%	07/01/13	30,000,000
25,000,000	Morgan Stanley & Co., LLC To be repurchased at $25,000,312 (collateralized by $28,273,467 par amount of Federal National Mortgage Backed Securities, 2.83% to 5.00%; due 06/01/2020 to 01/01/2043; Total Fair Value $25,841,456)	0.15%	07/01/13	25,000,000
26,107,000	RBS Securities, Inc. To be repurchased at $26,107,326 (collateralized by $26,600,000 par amount of U.S. Treasury Note, 0.875%; due 11/30/2016; Total Fair Value $26,630,308)	0.15%	07/01/13	26,107,000

	Total Repurchase Agreements (Cost $127,107,000)			127,107,000

	Total Investments – 100.0% (Cost $127,107,000) *			127,107,000
	Liabilities in excess of Other Assets – 0.0%			(2,416)

	Net Assets – 100.0%			$127,104,584

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2013 (Continued)

				Amortized
Par Value		Interest Rate	Maturity	Cost
U.S. TREASURY OBLIGATIONS – 1.6%
$ 12,000,000	U.S. Treasury Note	0.38%	06/30/13	$12,000,000

	Total U.S. Treasury Obligations (Cost $12,000,000)			12,000,000

AGENCY OBLIGATIONS – 5.3%(1)(2)
15,000,000	Federal Home Loan Bank Discount Note	0.13%	08/09/13	14,997,969
15,000,000	Federal Home Loan Bank Discount Note	0.12%	10/04/13	14,995,250
5,000,000	Federal Home Loan Mortgage Corporation	0.13%	02/03/14	4,996,082
5,400,000	Federal Home Loan Mortgage Corporation	0.13%	02/04/14	5,395,912

	Total Agency Obligations (Cost $40,385,213)			40,385,213

BANK OBLIGATIONS – 30.3%
YANKEE CERTIFICATES OF DEPOSIT – 30.3%
10,000,000	Bank of Montreal Chicago Branch	0.19%	07/19/13	10,000,000
10,000,000	Bank of Nova Scotia, Houston (3)	0.48%	11/18/13	10,008,229
9,000,000	Bank of Nova Scotia, Houston (3)	0.26%	11/26/13	9,000,000
8,000,000	Bank of Nova Scotia, Houston (3)	0.33%	01/02/14	8,000,000
15,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., New York	0.22%	09/27/13	15,000,000
9,000,000	Canadian Imperial Bank of Commerce, New York (3)	0.31%	09/25/13	9,000,000
2,220,000	Canadian Imperial Bank of Commerce, New York (3)	0.27%	06/13/14	2,220,000
12,000,000	DNB Bank ASA, New York	0.27%	07/19/13	12,000,000
5,000,000	Mitsubishi UFJ Trust and Banking Corp., New York	0.29%	08/20/13	5,000,000
8,500,000	Nordea Bank Finland PLC, New York	0.28%	07/16/13	8,499,981
20,000,000	Norinchukin Bank, New York	0.13%	07/03/13	20,000,000
16,500,000	Rabobank Nederland NV, New York (3)	0.40%	10/29/13	16,500,000
7,000,000	Rabobank Nederland NV, New York	0.41%	01/08/14	7,000,000
8,000,000	Rabobank Nederland NV, New York	0.35%	03/17/14	8,000,000
7,000,000	Royal Bank of Canada, New York (3)	0.24%	01/15/14	7,000,000
18,000,000	Sumitomo Mitsui Banking Corp., New York	0.23%	07/30/13	18,000,000
15,000,000	Sumitomo Mitsui Banking Corp., New York	0.24%	08/02/13	15,000,000
10,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.24%	08/01/13	10,000,000
10,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.24%	08/28/13	9,999,919
8,000,000	Toronto Dominion Bank, New York (3)	0.28%	10/21/13	8,000,000
11,000,000	Toronto Dominion Bank, New York (3)	0.18%	11/27/13	11,000,000
10,000,000	Toronto Dominion Bank, New York (3)	0.24%	12/20/13	10,000,000

				229,228,129

	Total Bank Obligations (Cost $229,228,129)			229,228,129

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2013 (Continued)

				Amortized
Par Value		Interest Rate	Maturity	Cost
CORPORATE DEBT – 32.6%
COMMERCIAL PAPER – 32.6%
ASSET BACKED SECURITIES – 20.0%
$5,150,000	Kells Funding LLC (1)	0.26%	08/19/13	$5,148,177
10,000,000	Kells Funding LLC (1)	0.29%	10/04/13	9,992,347
12,000,000	Kells Funding LLC (3)	0.25%	11/01/13	12,000,000
8,000,000	Kells Funding LLC (3)	0.24%	11/19/13	8,000,000
13,001,000	Nieuw Amsterdam Receivables Corp. (1)	0.17%	07/12/13	13,000,325
8,000,000	Nieuw Amsterdam Receivables Corp. (1)	0.26%	10/15/13	7,993,876
15,000,000	Old Line Funding LLC (1)	0.26%	09/05/13	14,992,850
8,000,000	Old Line Funding LLC (1)	0.25%	09/16/13	7,995,722
11,000,000	Old Line Funding LLC (1)	0.24%	12/10/13	10,988,120
13,000,000	Sydney Capital Corp. (1)	0.24%	09/12/13	12,993,673
8,000,000	Sydney Capital Corp. (1)	0.24%	09/17/13	7,995,840
13,537,000	Thunder Bay Funding LLC (1)	0.24%	12/16/13	13,521,839
17,000,000	Victory Receivables Corp. (1)	0.17%	07/12/13	16,999,117
10,000,000	Victory Receivables Corp. (1)	0.18%	08/01/13	9,998,450

				151,620,336

FINANCIAL COMPANIES – 12.6%
15,000,000	CPPIB Capital, Inc. (1)	0.24%	01/03/14	14,981,400
10,000,000	Credit Suisse, New York (1)	0.29%	10/08/13	9,992,025
15,000,000	General Electric Capital Corp. (1)	0.24%	08/12/13	14,995,800
13,000,000	General Electric Capital Corp. (1)	0.24%	09/04/13	12,994,367
30,000,000	Natexis U.S. Finance Co., LLC (1)	0.10%	07/01/13	30,000,000
12,000,000	Westpac Banking Corp. (3)	0.28%	10/08/13	12,000,000

				94,963,592

	Total Commercial Paper			246,583,928

	Total Corporate Debt (Cost $246,583,928)			246,583,928

MUNICIPAL BONDS – 10.7%(4)
6,700,000	California Housing Finance Agency RB, Home Mortgage, Series E-1, Letter of Credit: Freddie Mac, Fannie Mae	0.05%	02/01/23	6,700,000
5,580,000	California Housing Finance Agency RB, Multifamily Housing, Series A, Letter of Credit: Freddie Mac, Fannie Mae	0.05%	08/01/40	5,580,000
11,300,000	California Housing Finance Agency RB, Multifamily Housing, Series E, Letter of Credit: Freddie Mac, Fannie Mae	0.07%	08/01/37	11,300,000
18,800,000	Houston, Texas Utility System RB, First Lien, Series B-3, Letter of Credit: Sumitomo Mitsui Banking Corp. New York	0.05%	05/15/34	18,800,000

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2013 (Continued)

Par Value		Interest Rate	Maturity	Amortized Cost
MUNICIPAL BONDS (continued)
$ 18,000,000	New York City Housing Development Corp., Multifamily Rent Housing RB, West End Towers, Series A, Credit Support Fannie Mae Liquidity Facility: Fannie Mae	0.06%	05/15/34	$18,000,000
10,000,000	New York, Subseries F-3, GO, Letter of Credit: Sumitomo Mitsui Banking Corp. New York	0.06%	09/01/35	10,000,000
10,800,000	Texas State, Veterans Housing Assessment Project, Series A-2, GO, Liquidity Facility: JPMorgan Chase & Co.	0.13%	12/01/29	10,800,000

	Total Municipal Bonds (Cost $81,180,000)			81,180,000

TIME DEPOSITS – 1.2%
9,000,000	ING Bank NV, Amsterdam	0.15%	07/03/13	9,000,000

	Total Time Deposits (Cost $9,000,000)			9,000,000

REPURCHASE AGREEMENTS – 18.3%
16,036,000	Deutsche Bank Securities, Inc. To be repurchased at $16,036,334 (collateralized by $18,128,883 par amount of Federal National Mortgage Association, 3.500%; due 08/01/2042; Total Fair Value $16,517,080)	0.25%	07/01/13	16,036,000
122,000,000	Deutsche Bank Securities, Inc. To be repurchased at $122,001,830 (collateralized by $124,678,000 par amount of Federal National Mortgage Association Debentures and Federal Home Loan Mortgage Corp Fixed Rate Note, 0.450% to 1.15%; due 08/28/2014 to 02/28/2018; Total Fair Value $124,440,194)	0.18%	07/01/13	122,000,000

	Total Repurchase Agreements (Cost $138,036,000)			138,036,000

	Total Investments – 100.0% (Cost $756,413,270) *			756,413,270
	Other Assets in excess of Liabilities – 0.0%			23,776

	Net Assets – 100.0%			$756,437,046

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to financial statements.

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2013 (Continued)

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(3)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity.
(4)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.
GO	General Obligation
RB	Revenue Bonds

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio (Unaudited) Schedule of Investments June 30, 2013

Par Value		Interest Rate	Maturity	Fair Value
U.S. TREASURY OBLIGATIONS – 59.5%
$ 5,625,000	U.S. Treasury Bill (1)	0.07%	07/25/13	$5,624,935
1,000,000	U.S. Treasury Bill (1)	0.10%	04/03/14	999,185
2,000,000	U.S. Treasury Bill (1)	0.12%	05/29/14	1,997,787
13,300,000	U.S. Treasury Note	0.75%	12/15/13	13,338,969
14,000,000	U.S. Treasury Note	1.88%	02/28/14	14,160,230
8,000,000	U.S. Treasury Note	0.25%	03/31/14	8,005,312

	Total U.S. Treasury Obligations (Cost $44,120,831)			44,126,418

AGENCY OBLIGATIONS – 39.6%
193,431	Federal Home Loan Bank (2)	4.78%	01/25/17	203,452
52,739	Federal Home Loan Mortgage Corp. (2)	5.50%	09/01/13	53,501
600,000	Federal Home Loan Mortgage Corp. (2)	0.38%	11/27/13	600,571
54,076	Federal Home Loan Mortgage Corp. (2)	6.50%	07/01/17	58,269
530,377	Federal Home Loan Mortgage Corp. (2)	5.00%	12/01/18	560,583
371,652	Federal Home Loan Mortgage Corp. (2)	4.50%	04/01/21	391,168
292,684	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	307,855
714,277	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	756,746
560,000	Federal Home Loan Mortgage Corp. (2)	4.50%	04/01/26	600,950
318,414	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	01/15/17	322,636
214,149	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	228,746
321,339	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	01/15/19	323,232
109,823	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	02/15/19	110,868
511,923	Federal Home Loan Mortgage Corp., CMO (2)	4.00%	02/15/23	521,796
460	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	07/15/32	460
275,605	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	11/15/34	280,456
113,102	Federal National Mortgage Association (2)	5.09%	12/01/13	113,495
954,104	Federal National Mortgage Association (2)	5.97%	08/01/16	1,074,105
110,937	Federal National Mortgage Association (2)	4.50%	05/01/18	117,663
698,505	Federal National Mortgage Association (2)	5.50%	09/01/18	738,456
785,502	Federal National Mortgage Association (2)	4.00%	10/01/20	828,037
513,559	Federal National Mortgage Association (2)	4.00%	04/01/23	543,565
53,439	Federal National Mortgage Association, CMO (2)	4.50%	07/25/19	53,930
13,752	Federal National Mortgage Association, CMO (2)	5.00%	08/25/35	13,758
491,553	Government National Mortgage Association	4.50%	06/15/19	529,821
281,124	Government National Mortgage Association	5.85%	07/20/58	298,328
543,039	Government National Mortgage Association	5.46%	07/20/59	592,571
4,273	Government National Mortgage Association	5.46%	07/20/59	4,685
493,447	Government National Mortgage Association	5.46%	07/20/59	534,908
487,617	Government National Mortgage Association	5.46%	08/20/59	530,655
285,228	Government National Mortgage Association	5.47%	08/20/59	309,039
496,378	Government National Mortgage Association	5.47%	08/20/59	538,014
631,715	Government National Mortgage Association	5.62%	09/20/59	692,950

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio (Unaudited) Schedule of Investments June 30, 2013 (Continued)

Par Value		Interest Rate	Maturity	Fair Value
AGENCY OBLIGATIONS (continued)
$ 760,980	Government National Mortgage Association	5.51%	10/20/59	$832,468
375,135	Government National Mortgage Association	5.59%	11/20/59	411,503
834,236	Government National Mortgage Association	5.50%	01/20/60	916,906
621,528	Government National Mortgage Association	5.24%	05/20/60	695,225
1,044,996	Government National Mortgage Association	4.86%	01/20/61	1,150,476
1,045,182	Government National Mortgage Association	4.86%	05/20/61	1,155,526
569,504	Government National Mortgage Association (3)	1.02%	12/20/61	575,592
744,778	Government National Mortgage Association (3)	1.07%	03/20/62	754,014
748,833	Government National Mortgage Association	4.71%	03/20/62	822,074
473,004	Government National Mortgage Association	5.16%	06/20/62	522,191
702,369	Government National Mortgage Association	5.41%	06/20/62	761,060
31,842	Government National Mortgage Association, CMO	4.50%	01/16/28	32,082
579,674	Government National Mortgage Association, CMO (3)	5.16%	06/16/31	584,199
233,739	Government National Mortgage Association, CMO	4.81%	11/16/31	236,795
93,547	Government National Mortgage Association, CMO (3)	4.88%	12/16/31	94,006
46,546	Government National Mortgage Association, CMO (3)	4.93%	09/16/32	46,806
265,717	Government National Mortgage Association, CMO	2.16%	07/16/33	268,424
624,689	Government National Mortgage Association, CMO	1.70%	08/16/33	629,113
216,718	Government National Mortgage Association, CMO	4.92%	05/16/34	219,844
105,861	Government National Mortgage Association, CMO	2.21%	11/16/34	106,976
212,886	Government National Mortgage Association, CMO (3)	4.91%	03/16/35	225,515
724,483	Government National Mortgage Association, CMO	2.21%	12/16/35	734,315
168,565	Government National Mortgage Association, CMO	3.36%	09/16/36	170,289
156,268	Government National Mortgage Association, CMO	2.16%	11/16/36	157,924
373,683	Government National Mortgage Association, CMO	3.70%	03/16/37	378,309
578,994	Government National Mortgage Association, CMO	2.19%	10/16/37	589,086
444,414	Government National Mortgage Association, CMO	2.00%	06/20/39	443,670
130,975	Government National Mortgage Association, CMO	5.02%	06/16/40	132,921
41,158	Government National Mortgage Association, CMO (3)	4.96%	02/16/44	42,310
441,658	National Credit Union Administration Guaranteed Notes	0.56%	11/06/17	441,587
67,732	National Credit Union Administration Guaranteed Notes	1.84%	10/07/20	67,902
212,246	Small Business Administration (3)	3.58%	04/25/16	216,767
513,984	Small Business Administration (3)	3.08%	06/25/22	550,854
521,857	Small Business Administration (3)	3.58%	08/25/22	569,147
447,250	Small Business Administration (3)	4.13%	03/25/24	503,697
500,000	Tennessee Valley Authority	4.75%	08/01/13	501,809

	Total Agency Obligations (Cost $29,421,094)			29,376,651

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio (Unaudited) Schedule of Investments June 30, 2013 (Concluded)

		Fair
Shares		Value
REGISTERED INVESTMENT COMPANY – 2.9%
2,102,355	Dreyfus Treasury & Agency Cash Management Fund	$2,102,355

	Total Registered Investment Company (Cost $2,102,355)	2,102,355

	Total Investments – 102.0% (Cost $75,644,280) *	75,605,424
	Liabilities in excess of Other Assets – (2.0%)	(1,474,155)

	Net Assets – 100.0%	$74,131,269

	Net Asset Value	$9.99

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

Aggregate Cost	$75,644,280

Unrealized appreciation	82,320
Unrealized depreciation	(121,176)

Net unrealized depreciation	$(38,856)

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Rate disclosed is as of June 30, 2013.

CMO Collateralized Mortgage Obligation

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2013

Par Value		Interest Rate	Maturity	Fair Value
U.S. TREASURY OBLIGATIONS – 26.6%
$ 1,250,000	U.S. Treasury Bill (1)	0.12%	05/29/14	$1,248,603
19,550,000	U.S. Treasury Note	0.25%	03/31/14	19,562,981
5,000,000	U.S. Treasury Note	0.25%	04/30/14	5,003,320

	Total U.S. Treasury Obligations (Cost $25,815,128)			25,814,904

COMMERCIAL MORTGAGE-BACKED SECURITIES – 11.2%
1,305,000	Banc of America Merrill Lynch Commercial Mortgage, Inc.	5.60%	07/10/46	1,305,762
258,082	Bear Stearns Commercial Mortgage Securities	4.98%	02/11/41	260,840
273,977	Bear Stearns Commercial Mortgage Securities	5.74%	06/11/50	284,931
500,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (2)	5.39%	07/15/44	506,161
71,631	Commercial Mortgage Pass Through Certificates (2)	5.23%	07/10/37	72,231
855,506	Commercial Mortgage Pass Through Certificates	5.47%	09/15/39	942,479
215,861	Commercial Mortgage Pass Through Certificates (2)	5.90%	06/10/46	220,493
53,784	CW Capital Cobalt Ltd.	5.42%	04/15/47	53,734
633,169	GS Mortgage Securities Corp. II (2)	5.78%	08/10/45	640,435
1,018,311	GS Mortgage Securities Trust (2)	5.51%	04/10/38	1,038,441
305,266	JP Morgan Chase Commercial Mortgage Securities
	Corp. (2)	5.67%	12/12/44	308,064
155,900	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.63%	03/15/46	156,904
760,000	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.04%	03/15/46	796,900
438,318	Merrill Lynch Mortgage Trust (2)	5.83%	05/12/39	438,696
77,411	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	5.69%	02/12/39	78,261
379,666	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.36%	08/12/48	398,684
834,605	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.36%	08/12/48	848,730
731,185	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	6.03%	08/12/49	764,987
303,719	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	6.06%	08/12/49	311,344
114,717	Morgan Stanley Capital I	4.88%	08/13/42	114,466
128,590	Morgan Stanley Capital I	5.33%	12/15/43	128,451
199,640	Morgan Stanley Capital I (2)	5.60%	03/12/44	199,692
42,433	Morgan Stanley Capital I	5.61%	04/15/49	43,088
17,343	Morgan Stanley Capital I	5.09%	10/12/52	17,322
403,393	Wachovia Bank Commercial Mortgage Trust	5.25%	12/15/43	413,637

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2013 (Continued)

Par Value		Interest Rate	Maturity	Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 546,363	Wachovia Bank Commercial Mortgage Trust (2)	5.94%	06/15/49	$570,506

	Total Commercial Mortgage-Backed Securities (Cost $10,944,506)			10,915,239

ASSET-BACKED SECURITIES – 23.4%
275,000	AEP Texas Central Transition Funding LLC	5.09%	07/01/15	285,513
275,000	Ally Auto Receivables Trust	0.74%	04/15/16	275,238
845,000	Ally Master Owner Trust	1.21%	06/15/17	847,026
650,000	American Express Credit Account Master Trust (2)	0.89%	03/15/17	651,589
725,000	AmeriCredit Automobile Receivables Trust	0.65%	12/08/17	720,249
577,831	AmeriCredit Prime Automobile Receivables Trust	3.76%	07/15/15	578,745
400,000	AmeriCredit Prime Automobile Receivables Trust	4.99%	07/17/17	400,850
110,000	Bank of America Auto Trust	0.78%	06/15/16	110,076
425,000	Bank of America Credit Card Trust (2)	0.59%	01/15/16	424,802
500,000	Capital Auto Receivables Asset Trust	0.79%	06/20/17	497,940
325,000	Capital One Multi-Asset Execution Trust (2)	0.41%	03/15/17	324,803
415,000	Carmax Auto Owner Trust	0.60%	10/16/17	411,042
300,000	Carmax Auto Owner Trust	1.24%	10/15/18	294,425
110,828	CenterPoint Energy Transition Bond Co. LLC.	5.63%	09/15/15	112,061
217,727	CIT Marine Trust	6.25%	11/15/19	217,836
450,000	CNH Equipment Trust	0.94%	05/15/17	450,919
675,000	CNH Equipment Trust	0.69%	06/15/18	671,440
250,000	Discover Card Master Trust (2)	0.34%	10/17/16	249,803
300,000	Discover Card Master Trust	0.81%	08/15/17	300,633
850,000	Discover Card Master Trust	0.69%	08/15/18	843,318
97,902	Entergy Texas Restoration Funding LLC	2.12%	02/01/16	99,020
65,945	Ford Credit Auto Owner Trust	4.43%	11/15/14	66,068
435,000	Ford Credit Floorplan Master Owner Trust	2.37%	09/15/15	436,590
500,000	Ford Credit Floorplan Master Owner Trust	2.12%	02/15/16	505,060
345,000	Ford Credit Floorplan Master Owner Trust	0.94%	09/15/16	345,053
400,000	Ford Credit Floorplan Master Owner Trust	1.39%	09/15/16	401,512
850,000	GE Capital Credit Card Master Note Trust (2)	1.04%	09/15/16	850,377
300,000	GE Capital Credit Card Master Note Trust	1.03%	01/15/18	301,382
450,000	GE Capital Credit Card Master Note Trust	1.51%	06/15/18	448,824
600,000	GE Dealer Floorplan Master Note Trust (2)	0.79%	07/20/16	601,537
1,000,000	GE Dealer Floorplan Master Note Trust (2)	0.59%	04/20/18	996,216
400,000	GE Equipment Transportation LLC	0.99%	11/23/15	400,802
935,000	GE Equipment Transportation LLC	0.62%	07/25/16	931,357
250,000	GE Equipment Transportation LLC	1.33%	05/20/19	250,663
1,000,000	John Deere Owner Trust	0.60%	03/15/17	995,588
250,000	John Deere Owner Trust	0.99%	06/15/18	250,943
500,000	John Deere Owner Trust	0.69%	01/15/19	496,443
750,000	MBNA Credit Card Master Note Trust	4.45%	08/15/16	769,392

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2013 (Continued)

Par Value		Interest Rate	Maturity	Fair Value
ASSET-BACKED SECURITIES (continued)
$ 300,000	Mercedes-Benz Auto Lease Trust	0.88%	11/17/14	$300,432
700,000	SMART Trust Australia (2)	0.62%	01/14/17	700,000
400,000	SMART Trust Australia	0.97%	03/14/17	400,000
1,060,000	World Financial Network Credit Card Master Trust	3.96%	04/15/19	1,122,433
360,000	World Omni Auto Receivables Trust	2.48%	12/15/17	365,837
1,000,000	World Omni Automobile Lease Securitization Trust	0.93%	11/16/15	999,910
515,000	World Omni Automobile Lease Securitization Trust	1.06%	11/15/17	514,858
575,000	World Omni Automobile Lease Securitization Trust	1.49%	02/15/18	573,855

	Total Asset-Backed Securities (Cost $22,871,581)			22,792,460

AGENCY OBLIGATIONS – 14.0%
743,234	Federal Home Loan Mortgage Corp. (3)	5.00%	06/01/25	787,425
275,000	Federal National Mortgage Association (3)	1.25%	02/27/14	277,117
238,526	Federal National Mortgage Association (3)	5.97%	08/01/16	268,005
944,415	Government National Mortgage Association	5.46%	07/20/59	1,030,558
986,894	Government National Mortgage Association	5.46%	07/20/59	1,069,816
975,234	Government National Mortgage Association	5.46%	08/20/59	1,061,311
1,045,835	Government National Mortgage Association	5.47%	08/20/59	1,133,144
496,378	Government National Mortgage Association	5.47%	08/20/59	538,014
947,572	Government National Mortgage Association	5.62%	09/20/59	1,039,426
292,992	Government National Mortgage Association	5.72%	06/20/61	322,193
1,018,627	Government National Mortgage Association	1.03%	12/20/61	1,029,516
535,258	Government National Mortgage Association	5.16%	06/20/62	590,919
1,030,142	Government National Mortgage Association	5.41%	06/20/62	1,116,221
142,251	Government National Mortgage Association, CMO (2)	5.16%	06/16/31	143,362
737,119	Government National Mortgage Association, CMO	2.21%	12/16/35	747,895
496,150	Small Business Administration (2)(3)	2.83%	06/25/22	530,779
641,828	Small Business Administration (2)(3)	3.58%	08/25/22	699,988
1,143,507	Small Business Administration (2)(3)	3.58%	12/25/23	1,255,643

	Total Agency Obligations (Cost $13,630,819)			13,641,332

CORPORATE BONDS – 23.0%
BANKS – 7.7%
530,000	Bank of America Corp. (2)	1.70%	01/30/14	532,917
1,000,000	BB&T Corp	3.95%	04/29/16	1,072,053
645,000	Citigroup, Inc.	5.50%	10/15/14	678,612
750,000	Commonwealth Bank of Australia/ New York	1.95%	03/16/15	763,822
400,000	Export-Import Bank of Korea	5.88%	01/14/15	426,088
200,000	JPMorgan Chase & Co. (2)	1.03%	09/30/13	200,360
400,000	JPMorgan Chase & Co.	1.88%	03/20/15	404,856

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2013 (Continued)

Par Value		Interest Rate	Maturity	Fair Value
CORPORATE BONDS (continued)
$ 445,000	Morgan Stanley (2)	0.58%	01/09/14	$443,810
250,000	Morgan Stanley	4.75%	04/01/14	255,480
1,000,000	PNC Funding Corp. (2)	0.48%	01/31/14	999,965
250,000	Toronto-Dominion Bank (The)	1.38%	07/14/14	251,714
365,000	US Bancorp	4.20%	05/15/14	376,884
500,000	Wachovia Corp. (2)	0.60%	03/15/16	494,023
610,000	Westpac Banking Corp.	1.85%	12/09/13	614,197

				7,514,781

BEVERAGES – 0.8%
500,000	Anheuser-Busch InBev Worldwide Inc.	0.80%	07/15/15	500,129
250,000	Coca-Cola Co. (The) (2)	0.22%	03/14/14	249,933

				750,062

COMMERCIAL SERVICES – 0.2%
132,000	Yale University	2.90%	10/15/14	136,017

				136,017

COMPUTERS – 1.2%
470,000	Apple Inc.	0.45%	05/03/16	465,279
500,000	Hewlett-Packard Co.	6.13%	03/01/14	517,014
210,000	International Business Machines Corp.	6.50%	10/15/13	213,670

				1,195,963

DIVERSIFIED FINANCIAL SERVICES – 4.2%
125,000	Boston Properties LP	5.63%	04/15/15	134,873
591,000	Caterpillar Financial Services Corp.	2.75%	06/24/15	613,689
295,000	Charles Schwab Corp. (The)	0.85%	12/04/15	294,273
240,000	CME Group Inc.	5.75%	02/15/14	247,458
885,000	General Electric Capital Corp. (2)	1.03%	08/11/15	888,614
1,000,000	National Rural Utilities Cooperative Finance Corp	1.13%	11/01/13	1,002,068
850,000	Simon Property Group LP	5.10%	06/15/15	919,416

				4,100,391

ELECTRIC – 3.2%
250,000	Consolidated Edison Co. of New York Inc.	4.70%	02/01/14	256,061
900,000	Dominion Resources Inc.	1.80%	03/15/14	906,260
875,000	Duke Energy Corp.	6.30%	02/01/14	902,850
1,000,000	Northern States Power Co.	1.95%	08/15/15	1,024,572

				3,089,743

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2013 (Continued)

Par Value		Interest Rate	Maturity	Fair Value
CORPORATE BONDS (continued)
INSURANCE – 0.2%
$ 224,000	Berkshire Hathaway Inc. (2)	0.98%	08/15/14	$224,913

				224,913

MEDIA – 0.5%
500,000	Time Warner Cable, Inc.	7.50%	04/01/14	524,407

				524,407

MINING – 0.5%
500,000	Rio Tinto Finance USA PLC	1.13%	03/20/15	500,162

				500,162

OFFICE ELECTRONICS – 0.6%
500,000	Xerox Corp.	8.25%	05/15/14	531,229

				531,229

PIPELINES – 1.3%
700,000	Energy Transfer Partners LP	8.50%	04/15/14	740,689
500,000	Enterprise Products Operating LLC	9.75%	01/31/14	525,353

				1,266,042

RETAIL – 0.5%
500,000	Home Depot, Inc. (The)	5.25%	12/16/13	510,791

				510,791

TELECOMMUNICATION SERVICES – 2.1%
360,000	Alltel Corp.	6.50%	11/01/13	366,786
240,000	Cellco Partnership Verizon Wireless Capital LLC	5.55%	02/01/14	246,426
400,000	Cisco Systems, Inc.	1.63%	03/14/14	403,233
1,000,000	Verizon Communications Inc. (2)	0.89%	03/28/14	1,003,130

				2,019,575

	Total Corporate Bonds (Cost $22,391,894)			22,364,076

CORPORATE INTERNATIONAL SOVEREIGN – 0.8%
775,000	Israel Government International Bond	5.13%	03/01/14	797,219

	Total Corporate International Sovereign (Cost $798,935)			797,219

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio (Unaudited) Schedule of Investments June 30, 2013 (Concluded)

Shares		Fair Value
REGISTERED INVESTMENT COMPANY – 2.4%
2,355,495	Dreyfus Treasury & Agency Cash Management Fund	$2,355,495

	Total Registered Investment Company (Cost $2,355,495)	2,355,495

	Total Investments – 101.4% (Cost $98,808,358) *	98,680,725
	Liabilities in excess of Other Assets – (1.4%)	(1,395,091)

	Net Assets – 100.0%	$97,285,634

	Net Asset Value Per Participation Certificate	$9.98

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$98,808,358

Unrealized appreciation	91,444
Unrealized depreciation	(219,077)

Net unrealized depreciation	$(127,633)

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable or floating rate security. Rate disclosed is as of June 30, 2013.
(3)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities (Unaudited) June 30, 2013

	Government/ REPO Portfolio	Money Market Portfolio
ASSETS
Investments, at amortized cost, which approximates fair value	$—	$618,377,270
Repurchase agreements, at amortized cost, which approximates fair value	127,107,000	138,036,000
Cash	51	256
Accrued interest receivable	1,752	162,372
Other assets	5,485	34,581

Total Assets	127,114,288	756,610,479

LIABILITIES
Dividends payable	13	4,020
Accrued expenses payable
Investment advisory fees (Note 4)	—	52,886
Custodian fees (Note 4)	7,992	23,569
Administration fees (Note 4)	773	24,418
Transfer agent fees (Note 4)	275	4,211
Other liabilities	651	64,329

Total Liabilities	9,704	173,433

NET ASSETS	$127,104,584	$756,437,046

NET ASSETS CONSIST OF:
Paid-in Capital	$127,104,584	$756,408,813
Accumulated undistributed net investment income	—	10,806
Accumulated undistributed net investment gain	—	17,427

TOTAL NET ASSETS	$127,104,584	$756,437,046

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	127,104,584	756,408,813

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00	$1.00

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities (Unaudited) June 30, 2013

	Ultrashort Duration Government Portfolio	Ultrashort Duration Bond Portfolio
ASSETS
Investments, at fair value *	$75,605,424	$98,680,725
Accrued interest receivable	207,642	325,690
Other assets	2,911	3,583

Total Assets	75,815,977	99,009,998

LIABILITIES
Dividends payable	2,620	3,391
Payable for securities purchased	1,631,299	1,654,224
Accrued expenses payable
Investment advisory fees (Note 4)	6,618	9,217
Custodian fees (Note 4)	4,592	2,785
Transfer agent fees (Note 4)	14,285	14,495
Other liabilities	25,294	40,252

Total Liabilities	1,684,708	1,724,364

NET ASSETS	$74,131,269	$97,285,634

NET ASSETS CONSIST OF:
Paid-in Capital	$74,181,332	$97,261,818
Accumulated undistributed net investment income/(loss)	(47,338)	(11,710)
Accumulated net realized gain/(loss) on securities sold	36,131	163,159
Net unrealized depreciation on securities	(38,856)	(127,633)

TOTAL NET ASSETS	$74,131,269	$97,285,634

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value) 7, 417, 924		9,746,331

Net Asset Value Per PC (net assets/PCs outstanding)	$9.99	$9.98

* Investments, at cost	$75,644,280	$98,808,358

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations (Unaudited) June 30, 2013

	Government/REPO Portfolio	Money Market Portfolio
INTEREST INCOME	$92,822	$953,199

EXPENSES
Investment advisory fees (Note 4)	149,223	636,790
Administration fees (Note 4)	37,306	213,151
Custodian fees (Note 4)	6,561	40,153
Fund compliance fees	3,952	33,444
Audit and tax fees	6,477	33,412
Insurance expense	3,026	23,297
Legal fees	2,188	12,453
Printing fees	4,550	15,036
Trustee expense	1,041	11,254
Transfer agent fees (Note 4)	492	3,908
Miscellaneous	4,259	13,946

Total Expenses	219,075	1,036,844
Less fees waived (Note 4)	(156,715)	(290,809)

Net Expenses	62,360	746,035

NET INVESTMENT INCOME	30,462	207,164
NET REALIZED GAIN ON SECURITIES SOLD	—	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,462	$207,164

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations (Unaudited) June 30, 2013

	Ultrashort Duration Government Portfolio	Ultrashort Duration Bond Portfolio
INTEREST INCOME	$216,602	$583,913

EXPENSES
Investment advisory fees (Note 4)	72,916	109,787
Administration fees (Note 4)	18,229	27,447
Custodian fees (Note 4)	8,139	8,591
Fund compliance fees	2,205	3,885
Audit and tax fees	10,845	21,813
Insurance expense	990	2,077
Legal fees	1,046	2,141
Printing fees	2,573	4,753
Trustee expense	590	1,073
Transfer agent fees (Note 4)	23,981	27,665
Accounting services fees (Note 4)	31,248	31,248
Miscellaneous	23,292	30,328

Total Expenses	196,054	270,808
Less fees waived (Note 4)	(50,222)	(51,235)

Net Expenses	145,832	219,573

NET INVESTMENT INCOME	70,770	364,340
NET REALIZED GAIN ON SECURITIES SOLD	36,472	163,159
NET CHANGE IN UNREALIZED DEPRECIATION ON SECURITIES	(252,813)	(482,355)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(145,571)	$45,144

See accompanying notes to financial statements.

Government/REPO Portfolio Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$30,462	$115,531

Net increase in net assets resulting from operations	30,462	115,531

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0002 and $0.0009 per PC, respectively	(30,462)	(115,531)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	293,779,362	345,030,445
Reinvestment of dividends	27,170	107,302
Cost of PCs repurchased	(375,607,406)	(313,561,935)

Net increase/(decrease) in net assets resulting from capital transactions	(81,800,874)	31,575,812

Total increase/(decrease) in net assets	(81,800,874)	31,575,812

NET ASSETS:
Beginning of period	208,905,458	177,329,646

End of period	$127,104,584	$208,905,458

Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	293,779,362	345,030,445
Reinvestments of dividends	27,170	107,302
PCs repurchased	(375,607,406)	(313,561,935)

Net increase/decrease in PCs outstanding	(81,800,874)	31,575,812

See accompanying notes to financial statements.

Money Market Portfolio Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$207,164	$1,055,928
Net realized gain on securities sold	—	30,099

Net increase in net assets resulting from operations	207,164	1,086,027

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0002 and $0.0011 per PC, respectively	(196,358)	(1,083,320)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	1,564,424,469	4,249,959,780
Reinvestment of dividends	155,229	867,524
Cost of PCs repurchased	(1,648,079,837)	(4,381,618,455)

Net decrease in net assets resulting from capital transactions	(83,500,139)	(130,791,151)

Total decrease in net assets	(83,489,333)	(130,788,444)

NET ASSETS:
Beginning of period	839,926,379	970,714,823

End of period	$756,437,046	$839,926,379

Accumulated undistributed net investment income	$10,806	$—

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	1,567,724,469	4,249,959,780
Reinvestments of dividends	155,229	867,524
PCs repurchased	(1,651,379,837)	(4,381,618,455)

Net decrease in PCs outstanding	(83,500,139)	(130,791,151)

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio
Statement of Changes in Net Assets

	For the
	Six Months Ended
	June 30, 2013	Period Ended
	(Unaudited)	December 31, 2012*
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$70,770	$189,192
Net realized gain on securities	36,472	141,148
Net change in unrealized appreciation/(depreciation) on securities	(252,813)	213,957

Net increase in net assets resulting from operations	(145,571)	544,297

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0002 and $0.0451 per PC, respectively	(48,424)	(282,043)
From net realized capital gains $— and $0.018 per PC, respectively	—	(127,002)

Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(48,424)	(409,045)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	14,000,000	100,138,916
Reinvestment of dividends	35,350	262,016
Cost of PCs repurchased	(12,575,892)	(27,670,378)

Net increase in net assets resulting from capital transactions	1,459,458	72,730,554

Total increase in net assets	1,265,463	72,865,806

NET ASSETS:
Beginning of period	72,865,806	—

End of period	$74,131,269	$72,865,806

Accumulated undistributed net investment gain/(loss)	$(47,338)	$(69,684)

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	1,397,205	10,007,624
Reinvestments of dividends	3,531	26,161
PCs repurchased	(1,256,083)	(2,760,514)

Net increase in PCs outstanding	144,653	7,273,271

*	Ultrashort Duration Government Portfolio commenced operations on March 7, 2012.

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio
Statement of Changes in Net Assets

	For the
	Six Months Ended
	June 30, 2013	Period Ended
	(Unaudited)	December 31, 2012*
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$364,340	$689,797
Net realized gain on securities sold	163,159	67,266
Net change in unrealized appreciation/(depreciation) on securities	(482,355)	354,722

Net increase in net assets resulting from operations	45,144	1,111,785

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0289 and $0.0624 per PC, respectively	(329,811)	(725,296)
From net realized capital gains $— and $0.007 per PC, respectively	—	(78,006)

Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(329,811)	(803,302)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	52,281,713	154,619,185
Reinvestment of dividends	297,492	776,509
Cost of PCs repurchased	(70,478,592)	(40,234,489)

Net increase/(decrease) in net assets resulting from capital transactions	(17,899,387)	115,161,205

Total increase/(decrease) in net assets	(18,184,054)	115,469,688

NET ASSETS:
Beginning of period	115,469,688	—

End of period	$97,285,634	$115,469,688

Accumulated undistributed net investment loss	$(11,710)	$(46,239)

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	5,225,146	15,478,236
Reinvestments of dividends	29,736	77,664
PCs repurchased	(7,043,348)	(4,021,103)

Net increase/decrease in PCs outstanding	(1,788,466)	11,534,797

*	Ultrashort Duration Bond Portfolio commenced operations on March 6, 2012.

See accompanying notes to financial statements.

Government/REPO Portfolio
Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Year

	Six Months
	Ended	Year	Year	Year	Year		Year
	6/30/2013	Ended	Ended	Ended	Ended		Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09		12/31/08
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Investment Operations:
Net Investment Income	0.0002	0.0009	0.0003	0.001	0.001		0.020
Net Realized Gain (Loss) on Investments	—	—	—	—	—		—

Total From Investment Operations	0.0002	0.0009	0.0003	0.001	0.001		0.020

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.0002)	(0.0009)	(0.0003)	(0.001)	(0.001)		(0.020)

Total Dividends and Distributions	(0.0002)	(0.0009)	(0.0003)	(0.001)	(0.001)		(0.020)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return*	0.02%	0.09%	0.03%	0.09%	0.07%		1.92%
Ratios/Supplemental Data:
Net Assets, End of Year (000)	$127,105	$208,905	$177,330	$124,177	$181,926		$443,571
Ratio of Net Expenses to Average Net Assets (1)	0.08%**	0.10%	0.08%	0.10%	0.12	%(3)	0.11	%(3)
Ratio of Net Investment Income to Average Net Assets (2)	0.04%**	0.09%	0.03%	0.09%	0.08%		1.84%

*	Not Annualized
**	Annualized
(1)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.29% annualized for the six months ended June 30, 2013 and 0.29%, 0.30%, 0.30%, 0.29%, and 0.25% for the years ended December 31, 2012, 2011, 2010, 2009, and 2008, respectively.

(2)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average daily net assets would have been (0.17)% annualized for the six months ended June 30, 2013 and (0.10)%, (0.20)%, (0.11)%, (0.09)%, and 1.70% for the years ended December 31, 2012, 2011, 2010, 2009, and 2008, respectively.

(3)	The effect of participating in the Treasury Guarantee Program on expenses for the years ended December 31, 2009 and 2008 was 0.03% and 0.01%, respectively.

See accompanying notes to financial statements.

Money Market Portfolio
Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Year

	Six Months
	Ended	Year	Year	Year	Year		Year
	6/30/2013	Ended	Ended	Ended	Ended		Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09		12/31/08
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Investment Operations:
Net Investment Income	0.0002	0.001	0.001	0.002	0.005		0.030
Net Realized Gain (Loss) on Investments	—	—	—	—	—		—

Total From Investment Operations	0.0002	0.001	0.001	0.002	0.005		0.030

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.0002)	(0.001)	(0.001)	(0.002)	(0.005)		(0.030)

Total Dividends and Distributions	(0.0002)	(0.001)	(0.001)	(0.002)	(0.005)		(0.030)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return*	0.02%	0.11%	0.09%	0.15%	0.46%		2.67%
Ratios/Supplemental Data:
Net Assets, End of Year (000)	$756,437	$839,926	$970,715	$1,134,728	$1,136,929		$1,215,820
Ratio of Net Expenses to Average Net Assets (1)	0.17%**	0.18%	0.17%	0.17%	0.19	%(3)	0.20	%(3)
Ratio of Net Investment Income to Average Net Assets (2)	0.05%**	0.11%	0.09%	0.13%	0.47%		2.56%

*	Not Annualized
**	Annualized
(1)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.24% annualized for the six months ended June 30, 2013 and 0.23%, 0.22%, 0.22%, 0.23%, and 0.23% for the years ended December 31, 2012, 2011, 2010, 2009, and 2008, respectively.

(2)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average daily net assets would have been (0.02)% annualized for the six months ended June 30, 2013 and 0.05%, 0.03%, 0.08%, 0.43%, and 2.53% for the years ended December 31, 2012, 2011, 2010, 2009, and 2008, respectively.

(3)	The effect of participating in the Treasury Guarantee Program on expenses for the years ended December 31, 2009 and 2008 was 0.02% and 0.01%, respectively.

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio
Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout the Period

	Six Months
	Ended		For the Period
	6/30/2013		March 7, 2012*
	(Unaudited)		to December 31, 2012
Net Asset Value, Beginning of Period	$10.02		$10.00

Investment Operations:
Net Investment Income	0.01		0.03	(1)
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)		0.05

Total From Investment Operations	(0.02)		0.08

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.01)		(0.05)
Net Realized Capital Gains	—		(0.01)

Total Dividends and Distributions	(0.01)		(0.06)

Net Asset Value, End of Period	$9.99		$10.02

Total Return**	(0.23)%		0.83%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$74,131		$72,866
Ratio of Net Expenses to Average Net Assets (2)	0.40	%***	0.40	%***
Ratio of Net Investment Income to Average Net Assets (3)	0.19	%***	0.36	%***
Portfolio turnover rate**	55%		85%

*	Commencement of operations.
**	Not Annualized.
***	Annualized.
(1)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(2)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.54% annualized for the six months ended June 30, 2013 and 0.59% annualized for the period ended December 31, 2012.

(3)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average daily net assets would have been 0.06% annualized for the six months ended June 30, 2013 and 0.17% annualized for the period ended December 31, 2012.

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio
Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout the Period

	Six Months
	Ended	For the Period
	6/30/2013	March 6, 2012*
	(Unaudited)	to December 31, 2012
Net Asset Value, Beginning of Period	$10.01	$10.00

Investment Operations:
Net Investment Income	0.03	0.06	(1)
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)	0.02

Total From Investment Operations	—	0.08

Less Dividends and Distributions:
Dividends to PC holders from
Net Investment Income	(0.03)	(0.06)
Net Realized Capital Gains	—	(0.01)

Total Dividends and Distributions	(0.03)	(0.07)

Net Asset Value, End of Period	$9.98	$10.01

Total Return**	(0.01)%	0.79%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$97,286	$115,470
Ratio of Net Expenses to Average Net Assets (2)	0.40%**	0.40	%***
Ratio of Net Investment Income to Average Net Assets (3)	0.66%**	0.74	%***
Portfolio turnover rate	107%	50	%**

*	Commencement of operations.
**	Not Annualized.
***	Annualized.
(1)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(2)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average daily net assets would have been 0.49% annualized for the six months ended June 30, 2013 and 0.48% annualized for the period ended December 31, 2012.

(3)

Without the waiver of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average daily net assets would have been 0.57% annualized for the six months ended June 30, 2013 and 0.66% annualized for the period ended December 31, 2012.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2013

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of four separate portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (the “Portfolio(s)”).

The Government/REPO Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

The Money Market Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations, and bank and commercial obligations.

The Ultrashort Duration Government Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in U.S. Government securities and U.S. Government agency securities. This Portfolio commenced operations on March 7, 2012.

The Ultrashort Duration Bond Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in a diversified portfolio of investment-grade debt securities. This Portfolio commenced operations on March 6, 2012.

Note 2. Significant Accounting Policies

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements is sixty days or less the amortized cost is used as it represents fair value.

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government/REPO Portfolio and the Money Market Portfolio, the NAV is calculated as of 12 Noon (Eastern Time) and as of 4:00 p.m. (Eastern Time). This is only done on business days on which purchase orders or redemption orders are placed for that Portfolio and there is sufficient trading in instruments held in that Portfolio so that its NAV might be affected materially. Pursuant to Rule 2a-7 of the 1940 Act (as amended), securities are valued using the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until effective maturity or sale of the security.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statement of Operations. Interest income is recorded on the accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government/REPO and Money Market Portfolios intend, subject to the

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2013

(Continued)

use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios, after deducting any available capital loss carryovers, are declared and paid to their shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from United States Generally Accepted Accounting Principals (“U.S. GAAP”). Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate (“PC”) holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. All distributions paid by the Portfolios for the period January 1, 2013 through June 30, 2013 were from ordinary income for U.S. income tax purposes.

Repurchase Agreements: Each Portfolio may purchase repurchase agreements from financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian or an authorized securities depository. The collateral consists of U.S. Government securities the market value of which, on a daily basis, including any accrued interest, is equal to at least 100% of the purchase price plus accrued interest. All repurchase agreements held as of June 30, 2013 were entered into on June 28, 2013.

Expenses: Expenses are recorded on the accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3. Fair Value Measurement

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held within the Government/REPO Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed-income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio with

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2013

(Continued)

remaining maturities of greater than sixty days are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements is sixty days or less the amortized cost is used as it represents fair value. A summary of the inputs used to value the Portfolios’ net assets as of June 30, 2013 is as follows:

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	June 30, 2013	Price	Inputs	Inputs
Government/REPO Portfolio
Investments in Securities*	$127,107,000	$—	$127,107,000	$—

Money Market Portfolio
Investments in Securities*	$756,413,270	$—	$756,413,270	$—

Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$44,126,418	$—	$44,126,418	$—
Agency Obligations	29,376,651	—	29,376,651	—
Registered Investment Company	2,102,355	2,102,355	—	—

	$75,605,424	$2,102,355	$73,503,069	$—

Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$25,814,904	$—	$25,814,904	$—
Commercial Mortgage-Backed Securities	10,915,239	—	10,915,239	—
Asset-Backed Securities	22,792,460	—	22,792,460	—
Agency Obligations	13,641,332	—	13,641,332	—
Corporate Bonds	22,364,076	—	22,364,076	—
Corporate International Sovereign	797,219	—	797,219	—
Registered Investment Company	2,355,495	2,355,495	—	—

	$98,680,725	$2,355,495	$96,325,230	$—

*	Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in market activity from the prior reporting period; whether or not a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available fair value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3 for the Portfolios. The portfolios disclose all transfers between levels based on valuations at the end of each reporting period.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2013

(Continued)

Note 4. Transactions with Affiliates, Related Parties and Other Fee Arrangements

The Fund has entered into agreements for advisory, service agent, administrative, custodian and transfer agent services as follows:

BCS Financial Services Corporation (“BCSFSC”), a related party of the Fund, serves as the Fund’s administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Government/ REPO Portfolio’s and Money Market Portfolio’s investment advisor and service agent. The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. As compensation for its services, the Government/REPO and Money Market Portfolios pay BALLC a fee, computed daily and paid monthly based upon an annualized percentage of the average net assets of each of the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government/REPO Portfolio and Money Market Portfolio so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average net assets for the year. BALLC and BCSFSC have agreed to waive fees (“other fee waivers”) such that the Government/REPO Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of the Portfolio’s average net assets. BALLC has agreed to waive fees to cap the total expense of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BCSFSC has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. BCSFSC and BALLC cannot terminate such fee waivers prior to May 1, 2014 without the consent of the Board of Trustees of the Fund.

For the Government/REPO Portfolio and the Money Market Portfolio, BCSFSC has further agreed that if for any day, after giving effect to all expenses, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, BCSFSC shall waive that portion of its fees for such day so that after giving effect to such waiver and any other fee waivers, the portfolio yield for such day would be not less than 0.01%. BCSFSC has agreed that if after giving effect to such waiver and other fee waivers, the portfolio yield for such day would be less than 0.01%, BCSFSC shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the BCSFSC fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be not less than 0.01%. BALLC has agreed that if after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. BCSFSC and BALLC cannot terminate such fee waivers prior to May 1, 2014 without the consent of the Board of Trustees of the Fund.

Merganser Capital Management, Inc. (“Merganser”), a wholly-owned subsidiary of Annaly Capital Management, Inc., serves as the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios’ investment advisor. As compensation for its services the Portfolios pay Merganser a fee, computed daily and paid monthly based on the average aggregate net assets in the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, and 0.10% of amounts in excess of $500 million.

BCSFSC has agreed to waive the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio so that they individually do not exceed 0.40 of one percent (0.40%) of each Portfolio’s average daily net assets for the year. Merganser has agreed to waive fees otherwise payable to it by the Fund with respect to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolios are at the following rate: 0.15% of the first $200 million, 0.125% of the next $100 million, and 0.10% of amounts in excess of $500 million. BCSFSC and Merganser cannot terminate such fee waivers prior to May 31, 2014 without the consent of the Board of Trustees of the Fund.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2013

(Continued)

As a result of the foregoing waivers, for the six months ended June 30, 2013, BCSFSC waived $31,322, $42,631, $31,891 and $23,602 which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio, Money Market Portfolio, Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively. BALLC waived $125,393 and $248,178 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the six months ended June 30, 2013. Merganser waived $18,331 and $27,633 of advisory fees payable by the Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively, for the six months ended June 30, 2013.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon are wholly owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon earn fees from the Fund for serving in these capacities.

Foreside Compliance Services, LLC is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is Managing Director of Foreside Compliance Services, LLC.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for the tax years 2009, 2010, 2011 for the Government/REPO and Money Market Portfolios and 2012 for the Government/REPO, Money Market, Ultrashort Duration Government, and Ultrashort Duration Bond Portfolios.

The tax character of distributions paid by the Portfolios during the year December 31, 2012 were as follows:

Ordinary Income Dividend
Government/REPO Portfolio
2012	$115,531
Money Market Portfolio
2012	1,083,820
Ultrashort Duration Government Portfolio
2012	409,045
Ultrashort Duration Bond Portfolio
2012	803,302

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Unrealized	Other	Total
	Ordinary	Appreciation	Temporary	Distributable
	Income	(Depreciation)	Differences	Earnings
Government/REPO Portfolio	$—	$—	$—	$—
Money Market Portfolio	17,427	—	—	17,427
Ultrashort Duration Government Portfolio	—	213,740	(69,808)	143,932
Ultrashort Duration Bond Portfolio	14,755	354,467	(60,729)	308,493

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2013

(Concluded)

Other temporary differences are related to qualified late year losses deferred. For Ultrashort Duration Government Portfolio, the $69,808 is composed of $69,467 ordinary losses and $341 short-term capital losses. For Ultrashort Duration Portfolio, the $60,729 is related entirely to ordinary losses.

Note 6. Purchases and Sales of Investments

Aggregate purchases and proceeds from sales, paydowns and maturities of investment securities (other than short-term investments) for the six months ended June 30, 2013 were as follows:

	Aggregate Purchases		Proceeds From Sales
Fund	U.S. Government	Other	U.S. Government	Other
Ultrashort Duration Government Portfolio	$40,650,181	$156,111	$33,756,260	$480,155
Ultrashort Duration Bond Portfolio	111,931,401	—	114,986,716	3,909,120

Note 7. Significant Risks

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Note 8. New Accounting Pronouncement

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2013-08 “Financial Services — Investment Companies.” ASU 2013-08 creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

Plan Investment Fund, Inc.

Fund to Expense Examples

(Unaudited)

June 30, 2013

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government/REPO Portfolio

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Six Months Ended June 30, 2013*
Actual	$1,000.00	$1,000.20	$0.40

Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Money Market Portfolio

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Six Months Ended June 30, 2013*
Actual	$1,000.00	$1,000.20	$0.84

Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$0.85

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

June 30, 2013

(Concluded)

Ultrashort Duration Government Portfolio

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Six Months Ended June 30, 2013*
Actual	$1,000.00	$997.70	$1.98

Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Ultrashort Duration Bond Portfolio

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Six Months Ended June 30, 2013*
Actual	$1,000.00	$999.90	$1.98

Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2013

Government/REPO

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Repurchase Agreements	100.0%	$127,107,000
Liabilities in excess of Other Assets	0.0	(2,416)

Net Assets	100.0%	$127,104,584

Estimated Maturity Information

Maturity Information	Par Value	Percentage of Portfolio
1 – 7 days	$127,107,000	100.0%

	$127,107,000	100.0%

Average Weighted Maturity – 1 day

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2013

Money Market Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Bank Obligations – Yankee Certificates of Deposit	30.3%	$229,228,129
Commercial Paper – Asset Backed Securities	20.0	151,620,336
Repurchase Agreements	18.3	138,036,000
Commercial Paper – Financial Companies	12.6	94,963,592
Municipal Bonds	10.7	81,180,000
Agency Obligations	5.3	40,385,213
U.S. Treasury Obligations	1.6	12,000,000
Time Deposit	1.2	9,000,000

Total Investments in Securities	100.0%	$756,413,270

Other Assets in excess of Liabilities:	0.0	23,776

Net Assets	100.0%	$756,437,046

Maturity Information	Par Value	Percentage of Portfolio
1 – 7 days	$290,216,000	38.4%
8 – 14 days	30,001,000	4.0
15 – 30 days	30,500,000	4.0
31 – 60 days	93,150,000	12.3
61 – 90 days	76,000,000	10.0
91 – 120 days	78,000,000	10.3
121 – 150 days	46,500,000	6.2
Over 150 days	112,157,000	14.8

	$756,524,000	100.0%

Average Weighted Maturity – 40 days

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

June 30, 2013

Ultrashort Duration Government Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
U.S. Treasury Obligations	59.5%	$44,126,418
Agency Obligations	39.6	29,376,651
Registered Investment Company	2.9	2,102,355

Total Investments in Securities	102.0%	$75,605,424

Liabilities in excess of Other Assets:	(2.0)	(1,479,155)

Net Assets	100.0%	$74,131,269

Ultrashort Duration Bond Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
U.S. Treasury Obligations	26.6%	$25,814,904
Commercial Mortgage-Backed Securities	11.2	10,915,239
Asset-Backed Securities	23.4	22,792,460
Agency Obligations	14.0	13,641,332
Corporate Bonds	23.0	22,364,076
Corporate International Sovereign	0.8	797,219
Registered Investment Company	2.4	2,355,495

Total Investments in Securities	101.4%	$98,680,725

Liabilities in excess of Other Assets:	(1.4)	(1,395,091)

Net Assets	100.0%	$97,285,634

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2013

Approval of Investment Advisory and Service Agreement

Board of Trustees’ Consideration of the Investment Advisory Agreements. The Investment Advisory and Service Agreements between Plan Investment Fund, Inc. (“PIF”) and BlackRock Advisors, LLC (“BALLC”) and the Investment Advisory Agreements between PIF and Merganser Capital Management, Inc. (“Merganser”) (collectively, the “Advisory Agreements”), were most recently approved by the Board of Trustees (the “Board” or the “Trustees”) of PIF, including a majority of the Trustees who are not parties to the Advisory Agreements or interested persons (as such term is defined in the Investment Company Act of 1940) of any such party (the “Independent Trustees”), at an in-person meeting of the Board held on April 19, 2013. In determining to approve the Advisory Agreements, the Trustees met with the relevant investment advisory personnel from BALLC and Merganser and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreements. The Board received materials in advance of the meeting relating to its consideration of the Advisory Agreements for the Government/REPO, Money Market, Ultrashort Duration Government and Ultrashort Duration Bond Portfolios, (the “Portfolios”), including, among other things: (i) fees and expense ratios of each Portfolio; (ii) information on the investment performance of each Portfolio in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of Annaly Capital Management, Merganser’s parent, for the year ended December 31, 2011; and (iv) information regarding fees paid to service providers. At the December 7, 2012 Board meeting, the Trustees reviewed a report from Lipper, Inc. (“Lipper”), an independent provider of investment company data. The report contained, along with other information, data regarding fees and expense ratios of the Government/REPO and Money Market Portfolios in comparison to the fees and expense ratios of a peer group of funds and investment performance of those Portfolios in comparison to the investment performance of a peer group of funds. The Lipper report did not include information regarding the fees and expense ratios of the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios relative to a peer group of funds because of the short operating history of the Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios. However, Management provided certain materials to assist the Board in evaluating the terms of the Merganser Investment Advisory Agreement. A table was provided that showed the fee levels for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios as well as similar ultrashort duration portfolios.

Fees and Expenses. In approving the Advisory Agreements, the Trustees, including the Independent Trustees, took into account fees, both before and after any fee waivers and expense reimbursements, and expense ratios of each Portfolio against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a “peer group”). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper for the Government/REPO and Money Market Portfolios. The peer group category was selected by PIF management for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios.

The Trustees were also provided with information about the services rendered, and the fee rates offered, to other clients advised by BALLC and Merganser, including other money market funds and other ultrashort duration portfolios. Based upon all of the information received, the Trustees concluded that the fees to be paid pursuant to the Advisory Agreements were fair and reasonable.

Nature, Extent and Quality of Services. The Trustees received information concerning the investment philosophy and investment process used by the Investment Advisors in managing the Portfolios. In connection with this information, the Trustees considered the Investment Advisors’ in-house research capabilities as well as other resources available to the Investment Advisors’ personnel.

The Trustees also considered the quality of the services provided by the Investment Advisors to the Portfolios. The Trustees received and considered information regarding the procedures of the Investment Advisors designed to fulfill their duties to the Portfolios with respect to compliance matters.

The Trustees considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Agreements. The reputation of BALLC and Merganser and their

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2013

(Continued)

financial resources also were taken into consideration. The Trustees concluded that the services provided by the Investment Advisors were consistent with the Portfolios’ requirements and that the Investment Advisors appeared to have the necessary personnel and other resources to meet their obligations under the Advisory Agreements.

Fund Performance. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of each Portfolio, as well as the performance of funds with the same investment classification and objective (“performance universe”). The funds included within each Portfolio’s performance universe were selected by Lipper for the Government/REPO and Money Market Portfolios. Merganser provided fund performance information for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios. The Board was provided with performance data for each Portfolio over the one, two, three, five-year and since inception periods ended September 30, 2012 for the Government/REPO and Money Market Portfolios. The Board was provided with performance data for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios since inception. The Trustees concluded that the performance of each Portfolio was competitive with its performance universe as reported by Lipper and Merganser.

Profitability. The Trustees received information regarding the profitability of the individual PIF portfolios for BALLC and Merganser. These portfolios represent a small portion of the total assets which BALLC and Merganser manage.

Economies of Scale. The Independent Trustees received and considered information in the Lipper and Merganser reports regarding economies-of-scale in light of existing breakpoints and the level of assets in the Fund over the past year. The Trustees concluded that the advisory fee structure was reasonable.

Other Benefits to the Investment Advisors. The Board of Trustees, including the Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also potential benefits to the Investment Advisors, such as the engagement of affiliates of the Investment Advisors as service providers to the Portfolios for administrative, transfer agency and custodial services. No single factor was considered in isolation or was determinative to the decision of the Board to approve the Advisory Agreements. Rather, the Board concluded, in light of a weighing and balancing of all factors considered that it was in the best interest of each Portfolio to approve the continuation of the Advisory Agreements, including the fees to be charged for services thereunder.

Annual Meeting of Participation Certificate Holders (Unaudited)

The 2013 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate holders was held on June 14, 2013. At this meeting the Participation Certificate holders elected the slate of Trustee nominees recommended by the Board of Trustees, and ratified the selection of Deloitte & Touche LLP, as the independent registered public accounting firm for the fiscal year ending December 31, 2013. Each Government/REPO Portfolio and Money Market Portfolio Participation Certificate holder of record on the record date is entitled to cast one vote for each such Participation Certificate and a pro rata vote for each such fractional Participation Certificate outstanding in its name as of the record date on each matter to be voted upon at the meeting. Each Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio Participation Certificate holder of record on the record date is entitled to cast 10 votes for each such Participation Certificate and 10 pro rata votes for each such fractional Participation Certificate outstanding in its name as of the record date on each matter to be voted upon at the meeting. A total of 1,090,113,913.20 Participation Certificate votes, representing 99.71% of the Participation Certificate eligible votes were voted at the meeting as follows:

		Voted PCs	Voted PCs	Voted PCs
	Total PCs Voted	(For)	(Against)	(Abstain)
Election of Trustee Nominees	1,090,113,913.20	1,090,113,913.20	0	0
Ratification of independent Registered public accounting firm	1,090,113,913.20	963,004,667.04	0	127,109,246.16

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2013

(Concluded)

Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Fund’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

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2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(630) 472-7700

Plan Investment Fund 2013

Board of Trustees

Dorothy A. Coleman	Gerard T. Mallen
Executive Vice President and	Treasurer and Finance Division
Chief Financial Officer	Senior Vice President
Excellus Blue Cross Blue Shield	Health Care Service Corporation

David A. Cote	Dale E. Palka
Assistant Vice President	President and Chief Executive Officer
and Assistant Treasurer	Plan Investment Fund, Inc;
Blue Cross and Blue Shield of South Carolina	Senior Vice President
BCS Financial Corporation
Emil D. Duda
Chairman	Vince P. Price
Plan Investment Fund, Inc.	Executive Vice President
and Chief Financial Officer
Robert J. Kolodgy	Cambia Health Solutions, Inc.
Senior Vice President and
Chief Financial Officer	Joseph F. Reichard, CCM
Blue Cross and Blue Shield Association	Vice President, Treasury Services
and Assistant Treasurer
Alan Krigstein	Highmark, Inc.
Executive Vice President,
Chief Financial Officer and Treasurer	Cynthia M.Vice
Independence Blue Cross	Senior Vice President,
Chief Financial Officer and Treasurer
Blue Cross and Blue Shield of Alabama

INVESTMENT ADVISORS

GOVERNMENT/REPO PORTFOLIO

AND MONEY MARKET PORTFOLIO

BlackRock Advisors, LLC.

Wilmington, Delaware

ULTRASHORT DURATION GOVERNMENT PORTFOLIO

ULTRASHORT DURATION BOND PORTFOLIO

Merganser Capital Management, Inc.

Boston, Massachusetts

Item 2. Code of Ethics.

This item is not applicable to this Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

This item is not applicable to this Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

This item is not applicable to this Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to this Semi-Annual Report.

Item 6. Investments

(a) Schedule of Investments included in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Dale E. Palka
Dale E. Palka, President

August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dale E. Palka
Dale E. Palka, President
(Principal Executive Officer)

August 28, 2013

By:	/s/ Joseph S. Castellon
Joseph S. Castellon, Treasurer
(Principal Financial Officer)

August 28, 2013

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.